CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH PROVIDED BY OPERATIONS:
Net income	$ 736,841	$ 279,995	$ 367,504
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	204,872	186,563	171,445
Provision for pension and postretirement benefits	20,115	33,960	39,664
Stock-based compensation expense	22,088	15,578	13,034
Postretirement benefit claims paid	(2,926)	(3,588)	(3,495)
Loss (gain) on disposals of property, plant and equipment	(4,100)	788	(5,748)
Deferred income taxes	(21,492)	45,164	15,771
Contributions to pension plans	(53,394)	(57,266)	(36,248)
Gain on sale of land drilling operations	(212,891)	0	0
Gain on sale of manufacturing operations	(670,614)	0	0
Material charge	8,000	42,024	0
Estimated net benefits from income tax claims	0	0	(25,392)
Changes in current assets and liabilities:
Receivables - trade and other	22,825	(34,268)	147,340
Inventories	(104,468)	65,177	92,357
Prepaid expenses and other current assets	303	9,208	(17,278)
Accounts payable	44,784	(34,799)	(134,648)
Accrued income taxes	(6,097)	(30,555)	(17,327)
Deferred revenues	41,428	14,048	(34,688)
Billings in excess of costs and estimated profits on uncompleted contracts	29,493	(17,311)	(31,893)
Other current liabilities	10,263	6,381	3,209
Net changes in other noncurrent assets and liabilities	29,649	(12,937)	487
Net cash provided by operations	94,679	508,162	544,094
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Capital expenditures	(1,517,674)	(490,560)	(566,383)
Proceeds from disposals of property, plant and equipment	5,734	3,267	8,592
(Increase) decrease in restricted cash	15,265	(15,265)	0
Proceeds from sale of manufacturing operations, net	1,041,861	0	0
Proceeds from sale of land drilling operations, net	1,555,480	0	0
Net cash used in acquisition of SKDP	0	(17,681)	0
Net cash provided by (used in) investing activities	58,805	(520,239)	(557,791)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Repayments of borrowings	(52,166)	(594,013)	(64,922)
Proceeds from borrowings, net of issue costs	0	395,517	491,729
Proceeds from stock option and convertible debenture plans	19,941	7,959	1,471
Excess tax benefits from stock-based compensation	5,128	412	2,672
Payments to acquire treasury stock	(125,013)	0	0
Net cash provided by (used in) financing activities	(152,110)	(190,125)	430,950
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,374	(202,202)	417,253
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	437,479	639,681	222,428
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 438,853	$ 437,479	$ 639,681